Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured on Recurring Basis at Fair Value (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Assets
Restricted cash: money market funds	$ 5,749	$ 4,982	$ 4,485
Liabilities
Preferred stock warrant liability	14,047	11,359	3,849
Fair Value, Recurring [Member] | Level 1 [Member]
Assets
Cash equivalents: money market funds	37,535	50,449	13,991
Restricted cash: money market funds	5,875	5,165	5,886
Total assets	43,410	55,614	19,877
Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities
Convertible notes	109,953	101,212	10,804
Preferred stock warrant liability	14,047	11,359	3,849
Total liabilities	$ 124,000	$ 112,571	$ 14,653